Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of revenue by region

€ millions	2024	2023	2022
Germany	5,359	4,921	4,469
Rest of EMEA	10,216	9,083	8,440
EMEA	15,575	14,004	12,909
United States	11,056	10,204	9,799
Rest of Americas	2,752	2,558	2,427
Americas	13,808	12,762	12,227
Japan	1,388	1,243	1,218
Rest of APJ	3,404	3,199	3,166
APJ	4,793	4,441	4,384
 SAP Group	34,176	31,207	29,520

Schedule of major revenue classes by region

€ millions	Cloud Revenue			Cloud and Software Revenue

	2024	2023	2022	2024	2023	2022
EMEA	6,892	5,241	4,137	13,534	12,028	11,081
Americas	7,872	6,642	5,810	11,987	10,959	10,456
APJ	2,377	1,781	1,478	4,308	3,937	3,855
 SAP Group	17,141	13,664	11,426	29,830	26,924	25,391

Schedule of reconciliation of remaining performance obligations

€ billions	2024
/ 12/31/2023	58.7
Add renewals, new contracts and modifications:
- Cloud	36.2
- Maintenance	10.8
- Services and others[1]	5.1
Less revenue recognized in 2024:
- Cloud	17.1
- Maintenance	11.3
- Services	4.3

Acquisitions and divestments[2]	0.4

/ 12/31/2024	78.4

[1] Others mainly comprises currency fluctuations for our services and maintenance contracts, price increases for our maintenance contracts, and changes to the remaining performance obligations for our software contracts.

[2] The 2024 acquisitions and divestments figure refers to the acquisition of WalkMe.

Schedule of reconciliation of activities impacting contract liabilities

€ billions	2024
/ 1/1/2024	5.0
Increases resulting from billing and invoices becoming due	13.2
Decreases resulting from satisfaction of performance obligations	-12.3
Other[1]	0.2
/ 12/31/2024	6.1

[1] Other includes, for example, the impact of foreign currency translation and business combinations.